Income Taxes - DTA and DTL (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-capital Loss
Deferred income tax liabilities, net	$ 207.2	$ 143.1	$ 113.1
Share issue and debt issue costs deferred income tax liabilities
Non-capital Loss
Net deferred tax liabilities	0.2	(0.3)
Royalty stream and working interests deferred income tax assets
Non-capital Loss
Net deferred tax assets	22.8	28.7
Royalty stream and working interests deferred income tax liabilities
Non-capital Loss
Net deferred tax liabilities	233.9	179.9
Non-capital loss carry-forwards deferred income tax assets
Non-capital Loss
Net deferred tax assets	6.4	7.9
Non-capital loss carry-forwards deferred income tax liabilities
Non-capital Loss
Net deferred tax liabilities	(2.6)	(2.8)
Investments deferred income tax liabilities
Non-capital Loss
Net deferred tax liabilities	14.7	10.1
Other deferred income tax assets
Non-capital Loss
Net deferred tax assets	1.6	0.4
Other deferred income tax liabilities
Non-capital Loss
Net deferred tax liabilities	(8.2)	(6.8)
Deferred income tax assets
Non-capital Loss
Net deferred tax assets	30.8	37.0
Deferred income tax liabilities
Non-capital Loss
Net deferred tax liabilities	$ 238.0	$ 180.1